As filed with the Securities and Exchange Commission on March 30, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 703	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 705	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on April 30, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of the ETF Opportunities Trust:

T-REX 2X LONG ALMU DAILY TARGET ETF
T-REX 2X LONG AMPX DAILY TARGET ETF
T-REX 2X LONG AXTI DAILY TARGET ETF
T-REX 2X LONG BHP DAILY TARGET ETF
T-REX 2X LONG DISCORD DAILY TARGET ETF
T-REX 2X LONG ERO DAILY TARGET ETF
T-REX 2X LONG FER DAILY TARGET ETF
T-REX 2X LONG HBM DAILY TARGET ETF
T-REX 2X LONG HOUS DAILY TARGET ETF
T-REX 2X LONG NU DAILY TARGET ETF
T-REX 2X LONG RCT DAILY TARGET ETF
T-REX 2X LONG RIO DAILY TARGET ETF
T-REX 2X LONG SATS DAILY TARGET ETF
T-REX 2X LONG SCCO DAILY TARGET ETF
T-REX 2X LONG SIL DAILY TARGET ETF
T-REX 2X LONG TE DAILY TARGET ETF
T-REX 2X LONG TECK DAILY TARGET ETF
T-REX 2X LONG ZETA DAILY TARGET ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2026 as the new effective date for Post-Effective Amendment No. 568 to the Registration Statement filed on January 15, 2026 for the following funds:

T-REX 2X LONG ALMU DAILY TARGET ETF
T-REX 2X LONG AMPX DAILY TARGET ETF
T-REX 2X LONG AXTI DAILY TARGET ETF
T-REX 2X LONG BHP DAILY TARGET ETF
T-REX 2X LONG DISCORD DAILY TARGET ETF
T-REX 2X LONG ERO DAILY TARGET ETF
T-REX 2X LONG FER DAILY TARGET ETF
T-REX 2X LONG HBM DAILY TARGET ETF
T-REX 2X LONG HOUS DAILY TARGET ETF
T-REX 2X LONG NU DAILY TARGET ETF
T-REX 2X LONG RCT DAILY TARGET ETF
T-REX 2X LONG RIO DAILY TARGET ETF
T-REX 2X LONG SATS DAILY TARGET ETF
T-REX 2X LONG SCCO DAILY TARGET ETF
T-REX 2X LONG SIL DAILY TARGET ETF
T-REX 2X LONG TE DAILY TARGET ETF
T-REX 2X LONG TECK DAILY TARGET ETF
T-REX 2X LONG ZETA DAILY TARGET ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 568 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of March, 2026.
ETF OPPORTUNITIES TRUST
By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	March 30, 2026

*Theo H. Pitt, Jr.	Trustee	March 30, 2026

*Dr. David J. Urban	Trustee	March 30, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	March 30, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	March 30, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney